Our people - Geographical Distribution of staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Average number of staff	133,903	134,428	132,657
North America [member]
Disclosure of geographical areas [line items]
Average number of staff	25,990	27,399	27,246
United Kingdom [member]
Disclosure of geographical areas [line items]
Average number of staff	14,331	14,197	14,070
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	26,825	25,700	24,996
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	66,757	67,132	66,345